Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions

35.	Related Party Transactions

		Assets		Liabilities		Revenue			Cost / Expense
									Restated	Restated
Related parties / Nature of operation	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2021	12.31.2023	12.31.2022	12.31.2021
Entities with significant influence
State of Paraná - dividends payable	-	-	168,032	109,777	-	-	-	-	-	-
CRC Transfer (Note 32 - a)	-	-	-	-	-	-	253,990	-	-	-
Energia Solidária Program (a)	22,314	9,735	-	-	-	-	-	-	-	-
Tarifa Rural Noturna Program (a)	-	8,353	-	-	-	-	-	-	-	-
Employees transferred (b)	382	305	-	-	-	-	-	-	-	-
Meteorological System of Paraná- Simepar (c)	-	-	702	298	-	-	-	(8,748)	(7,422)	(10,759)
	-	-	-	-	-	-	-	-	-	-

BNDES and BNDESPAR - dividends payable (d)	-	-	212,455	76,684	-	-	-	-	-	-
Financing (Note 20)	-	-	1,939,427	2,097,606	-	-	-	(180,030)	(190,881)	(174,210)
Debentures - wind farms (Note 21)	-	-	200,242	216,811	-	-	-	(25,036)	(28,085)	(32,249)
	-	-	-	-	-	-	-	-	-	-
State of Paraná investee
Sanepar (e)	19	-	82	448	68	-	-	(2,384)	(2,088)	(2,015)
Use of water taken from plants’ reservoirs	-	-	-	-	-	485	477	-	-	-
	-	-	-	-	-	-	-	-	-	-
Joint ventures
Voltalia São Miguel do Gostoso(f)	10	-	-	-	115	112	102	-	-	-
Dividends	-	1,032	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Caiuá Transmissora de Energia(g) (h) (i)	326	313	228	1,400	3,860	3,619	3,268	(21,103)	(19,749)	(17,429)
Dividends	2,737	5,486	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Integração Maranhense Transmissora (h) (i)	-	-	49	120	-	-	-	(3,255)	(2,624)	(2,250)
Dividends	739	6,885	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Matrinchã Transmissora de Energia (h) (i)	-	-	235	1,355	-	-	-	(17,326)	(15,751)	(13,185)
Dividends	14,022	41,577	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Guaraciaba Transmissora de Energia (h) (i)	-	-	111	671	-	-	-	(8,938)	(7,191)	(6,067)
Dividends	44,882	50,137	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Paranaíba Transmissora de Energia (h) (i)	-	-	155	869	-	-	-	(10,950)	(10,322)	(8,995)
Dividends	8,360	5,400	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Cantareira Transmissora de Energia (h) (i)	-	-	119	660	-	-	-	(8,736)	(8,042)	(6,435)
Dividends	10,421	9,254	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Mata de Santa Genebra Transmissão (h) (i) (j)	2,180	3,236	259	1,401	13,653	19,318	18,795	(19,778)	(17,427)	(12,390)
Dividends	13,837	13,333	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Solar Paraná - Dividends	-	48	-	-	-	-	-	-	-	-

Associates
Dona Francisca Energética S.A. (k)	14	15	1,356	1,356	177	174	164	(15,345)	(16,089)	(16,239)
Dividends	514	852	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Foz do Chopim Energética Ltda. (l)	312	302	-	-	3,705	3,493	3,010	-	-	-
	-	-	-	-	-	-	-	-	-	-
Key management staff
Fees and social security charges (Note 31.2)	-	-	-	-	-	-	-	(22,709)	(19,734)	(19,418)
Pension and healthcare plans (Note 22.3)	-	-	-	-	-	-	-	(1,641)	(1,384)	(1,422)
	-	-	-	-	-	-	-	-	-	-
Other related parties
Fundação Copel	-	-	-	-	-	-	-	-	-	-
Administrative property rental	-	-	120,451	102,410	-	-	-	(10,091)	(10,713)	(6,827)
Pension and healthcare plans (Note 22.3)	-	-	1,484,243	1,070,037	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Lactec (m)	3	3	323	1,131	462	645	594	(5,706)	(5,004)	(3,900)

Tecpar (n)	-	-	-	-	2,030	2,021	2,014	-	-	-

Celepar (n)	-	-	-	-	1,113	719	-	(26)	(11)	(8)

Assembleia Legislativa do Paraná (n)	-	-	-	-	319	300	-	-	-	-

Portos do Paraná (n)	-	-	-	-	5,070	5,552	3,094	-	-	-

a)	Energia Solidária Program, created by state law No. 20.943/2021, replacing the Luz Fraterna Program, establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 2 and 3 of this law.

In March 2018, the amount of R$159,274 was settled. The principal interest, fine and monetary restatement totaled R$158,849. For the collection of these charges on electricity bills for the period of September 2010 to June 2015, two lawsuits were filed (0006254-29.2018.8.16.0004 and 0000873-24.2023.8.16.0179) against the State of Paraná, both in progress. We highlight that despite the negotiations maintained by Management, seeking to settle the debt, uncertainties still exist regarding the realization of this asset and, therefore, this asset was not recognized, in compliance with the current accounting standards. For the tax treatment, as determined by the Brazilian Federal Revenue Office in the Normative Instruction No. 1,753/2017, the Company has taxed this revenue. The Management reinforces that it is making all necessary efforts and taking all appropriate measures to preserve the Company's interests.

Tarifa Rural Noturna Program, regulated by Decree No. 1,288/2019, provides for the payment to Copel Distribuição, by the State Government, of the amount corresponding to 60% of the active electricity tariff and of the charges resulting from this service, including the additional tariff flag, owned by the beneficiary consumers, included in the denominated night period consumption, as specified in the decree.

In the process of primary and secondary offering of shares, described in Note 1, Copel paid transaction costs. For costs relating to secondary distribution, a balance of R$14,501 was recorded in assets, reimbursed by the State of Paraná in December 2023.

b)	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.

c)	The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.

d)	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 29.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended. BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.

e)	Basic sanitation provided by Sanepar and energy sale agreement signed by Copel COM.

f)	Contracts for connection to the transmission system signed by Copel GeT, Costa Oeste, Marumbi and Uirapuru, with maturities between 2031 and 2048.

g)	Operation and maintenance services agreement provided by Copel GeT, maturing on May 10, 2026.

Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.

h)	Charges for use of the transmission system due by Copel GeT, FDA and wind farms.
i)	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by Aneel Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.

j)	Agreements entered by Copel GeT: for operation and maintenance services, maturing on January 31, 2028, and facility sharing, maturing on January 1, 2043.

k)	Connection to the transmission system contracts entered by Copel GeT, Costa Oeste, Marumbi and Uirapuru, maturing on between the years 2031 and 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.

l)	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23, 2025, and connection to the transmission system, maturing on January 1, 2043.

m)	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), of which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, FDA and Copel DIS, which are subjected to prior or later control and approval by Aneel. Copel COM provides services and sells energy to the institute.

n)	Energy sale agreement signed between Copel COM and: Institute of Technology of Paraná – Tecpar (public company of the State Government that supports innovation and economic and social development in Paraná and Brazil), Information Technology Company of Paraná - Celepar (mixed capital company that is part of the indirect administration of the Paraná State Government), Portos do Paraná (port complex that operates as a public company of the State Government, subordinated to the Infrastructure and Logistics Secretary of State) and Assembleia Legislativa do Paraná (legislative assembly of the State).

The relevant transactions with related parties are shown above. Transactions arising from operations in a regulated environment are billed according to the criteria and definitions established by the regulatory agents and other transactions are recorded according to the market prices practiced by the Company.

Copel's direct and indirect subsidiaries have short and long-term energy purchase and sale agreements entered with each other, carried out in accordance with the criteria and definitions of the regulated environment. Both the balances of existing transactions and the balances of commitments are eliminated from each other when preparing the Company's consolidated financial statements. In addition, Copel GeT has energy purchase commitments with Dona Francisca in the amount of R$31,971 (R$47,935 on December 31, 2022), and Copel COM has energy sale commitments signed with agencies and / or entities connected to the Paraná State Government, including Sanepar, totaling R$216,029 (R$25,050 on December 31, 2022).

Regarding the compensation of key management personnel, the Company does not have additional obligations beyond the short-term benefits disclosed in the table above and in the notes referenced.

35.1 Guarantees awarded to related parties

Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 20 and 21.

Copel provided financial guarantees, in the form of corporate guarantee letter, for power purchase and transport agreements made by Copel GeT and its subsidiaries, in the total amount of R$4,492 (R$4,449 on December 31, 2022) and made by Copel COM (Copel Mercado Livre), in the amount of R$602,520 (R$329,725 on December 31, 2022).

Sureties and guarantees granted by Copel and Copel GeT for financing, and debentures of joint ventures are reported below:

			Final	Amount	Balance (a)	Interest	Amount
Company		Operation	maturity	approved		%	guarantees
(1)	Caiuá Transmissora	Financing BNDES	02.15.2029	84,600	19,164	49.0	(b)
(2)	Cantareira Transmissora	Debentures	08.15.2032	100,000	85,553	49.0	(b)
(3)		Financing	09.15.2032	426,834	342,289		(b)
(4)	Guaraciaba Transmissora	Financing BNDES	01.15.2031	440,000	266,747	49.0	(b)
(5)		Debentures	12.15.2030	118,000	116,415		(b)
(6)	Matrinchã Transmissora	Financing BNDES	06.15.2029	691,440	257,159	49.0	(b)
(7)		Debentures (2nd)	06.15.2029	180,000	173,946		(b)
(8)		Debentures (3rd)	12.15.2038	135,000	157,013		(c)
(9)	IMTE Transmissora	Financing	02.12.2029	142,150	35,807	49.0	(b)
(10)	Mata de Santa Genebra	Debentures (2nd)	11.15.2030	210,000	1,707,706	50.1	(d)
(11)		Debentures (3rd)	11.15.2041	1,500,000
(12)	Paranaíba Transmissora	Financing	10.15.2030	606,241	373,142	24.5	(b)
(13)		Debentures	03.15.2028	120,000	75,141		(b)

(a)	Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.
(b)	For these contracts, the corporate guarantee and/or the letter of guarantee were exonerated, leaving only the pledge of Copel GeT shares.
(c)	The guarantees to be provided in the 3rd issue will only be presented after the maturity of the Debentures of the 2nd issue and the Financing with BNDES.
(d)	For these contracts, the guarantee were released on august 22, 2023 upon declaration of physical and financial completion.

Operation guarantee: pledge of shares held by Copel Get in the ventures.